ACQUISITIONS - Acquisition of Non-controlling Interest (Details) - USD ($)	Sep. 18, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 27, 2019
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value				$ 13,000,000.0
Cash transferred				$ 22,000,000.0
Non-controlling interest		$ 513,626,000	$ 0
Puna
Disclosure of detailed information about business combination [line items]
Percentage of remaining voting equity interests acquired	25.00%
Consideration transferred, acquisition-date fair value	$ 32,400,000
Cash transferred	2,300,000
Consideration transferred, cancellation of debt and related interests	11,400,000
Equity interests of acquirer	18,200,000
Consideration transferred, transfer of shares for cancellation, fair value	500,000
Non-controlling interest	33,900,000
Transaction and integration expense	200,000
Puna Operations Inc.
Disclosure of detailed information about business combination [line items]
Non-controlling interests difference in carrying value and fair value	$ 1,600,000